Inventories	12 Months Ended
Dec. 31, 2023
Disclosures Of Inventories [Abstract]
Inventories	Inventories

	December 31, 2023	December 31, 2022
Finished goods	$7,907	$5,647
Metal in circuit	783	167
Ore stockpiles	794	2,642
Materials and supplies	29,380	18,177
As at December 31, 2023	$38,864	$26,633
During the year ended December 31, 2023, the total cost of inventories recognized in the consolidated statement of income (loss) amounted to $261.8 million (2022 - $195.8 million).
As at December 31, 2023, materials and supplies are recorded net of an obsolescence provision of $2.7 million (2022 - $2.0 million).
Cost of sales includes an NRV adjustment for finished goods at the Marmato mine for $0.7 million (2022 - $nil).